Related Party Transactions (Details) - AUD ($)			6 Months Ended
	Jul. 15, 2024	Apr. 28, 2022	Dec. 31, 2024	Jun. 30, 2024	May 27, 2024	Feb. 02, 2024	May 05, 2023	Jan. 03, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Shares issued (in Shares)			9,651,102	8,118,075
Issue price per fully paid ordinary share (in Dollars per share)		$ 5.86
Fair value of loans			$ 369,337
Transaction cost			$ 124,108
Loan repaid	$ 1,938,287
Maturity date			Dec. 31, 2025
Interest rate					6.00%	6.00%	12.00%	12.00%
Issued capital percentage			5.00%
Minimum [Member]
Disclosure of transactions between related parties [line items]
Principal loaned price per share (in Dollars per share)									$ 1
Maximum [Member]
Disclosure of transactions between related parties [line items]
Principal loaned price per share (in Dollars per share)									$ 4
Jeffrey Olyniec [Member]
Disclosure of transactions between related parties [line items]
Equity component									$ 124,108
Shares issued (in Shares)									21,179
Lending Shareholders [Member]
Disclosure of transactions between related parties [line items]
Shares issued (in Shares)									21,179
Related Party [Member]
Disclosure of transactions between related parties [line items]
Loan repaid				$ 2,153,929
Interest rate				12.00%
Related Party Loan [Member]
Disclosure of transactions between related parties [line items]
Issued capital percentage			5.00%